DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, DC 20006-2401
TELEPHONE: 202-261-3300
FACSIMILE: 202-261-3333

December 20, 2005
Securities and Exchange Commission Office of Filings and Information Services Branch of Registrations and Examinations Mail Stop 0-25 100 F Street, N.E. Washington, DC 20549

Re: Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83397; 811-1436

Dear Sirs:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A. This filing describes a number of changes to Registrant's sole operating series, Capstone Growth Fund. The changes are designed so that the Fund will function as another investment option to the portfolios of Steward Funds, Inc., another registered investment company administered by Capstone Asset Management Company, and the Fund's prospectus will ultimately be included in the Steward Funds, Inc. prospectus. The Fund will also change its fiscal year end to April 30, like Steward Funds, Inc. The Fund will be renamed Steward Small-Cap Equity Fund and will adopt investment strategies compatible with that name. (It will not change its investment objective.) The Fund will have two classes of shares. It will adopt cultural values policies identical to those of Steward Funds, Inc. Like Steward Funds, Inc., it will retain a consultant to educate the Board on matters related to its cultural values policies, and an Advisory Committee will be appointed to provide input to this process. Finally, the Fund's investment adviser has agreed to a substantial reduction in the fees it will charge for investment advisory and administrative services to the Fund.

If you have questions regarding this filing, please call the undersigned at 202-261-3352 or David Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler